Capital management (Details) $ in Billions	3 Months Ended	12 Months Ended	48 Months Ended
	Dec. 31, 2025 USD ($) quarterWithShareBuyback	Dec. 31, 2025	Dec. 31, 2028 USD ($)
Capital management [Line Items]
Number of consecutive quarters of share buybacks | quarterWithShareBuyback	17
Bottom of range
Capital management [Line Items]
Value of each share buyback in consecutive quarters	$ 3
Forecast
Capital management [Line Items]
Dividend per share growth rate	4.00%	4.00%
Forecast | Renewables and Energy Solutions
Capital management [Line Items]
Cash capital expenditure			$ 8
Forecast | Bottom of range
Capital management [Line Items]
Cash capital expenditure			$ 20
Normalised free cash flow (nFCF) growth per share		0.10
Return on average capital employed (ROACE)			0.10
Shareholder distribution percentage		40.00%
Forecast | Bottom of range | Integrated Gas and Upstream
Capital management [Line Items]
Cash capital expenditure			$ 12
Forecast | Top of range
Capital management [Line Items]
Cash capital expenditure			22
Shareholder distribution percentage		50.00%
Forecast | Top of range | Integrated Gas and Upstream
Capital management [Line Items]
Cash capital expenditure			$ 14